Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories	4. Inventories: The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2019	December 31, 2020
Lubricants	$403	$348
Bunkers	98	333
Total	$501	$681